Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Comstock Holding Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32375
Entity Tax Identification Number	20-1164345
Entity Address, Address Line One	1900 Reston Metro Plaza
Entity Address, Address Line Two	10TH Floor
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(703)
Local Phone Number	230-1985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	CHCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001299969
Amendment Flag	false